Related Party Transactions - Additional Information (Detail) (Affiliated Companies, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Affiliated Companies
Related Party Transaction [Line Items]
Proceeds from dividends received	¥ 23,249	¥ 19,384	¥ 17,839